Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Apr. 26, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST

Schwab® Short-Term U.S. Treasury ETF

(the fund)

Supplement dated December 13, 2019 to the fund’s currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.

Effective December 13, 2019 the management fee of the fund has been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab Short-Term U.S. Treasury ETF	0.06%	0.05%

Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus and SAI are effective December 13, 2019:

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses	None

Total annual fund operating expenses[1]	0.05

[1]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$5	$16	$28	$64

Schwab Short-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST

Schwab® Short-Term U.S. Treasury ETF

(the fund)

Supplement dated December 13, 2019 to the fund’s currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.

Effective December 13, 2019 the management fee of the fund has been reduced, as follows:

Fund	Current Management Fee	New Management Fee

Schwab Short-Term U.S. Treasury ETF	0.06%	0.05%

Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus and SAI are effective December 13, 2019:

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.05

Other expenses	None

Total annual fund operating expenses[1]	0.05

[1]	The Information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$5	$16	$28	$64

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	16
5 Years	rr_ExpenseExampleYear05	28
10 Years	rr_ExpenseExampleYear10	$ 64

[1]	The Information in the table has been restated to reflect current fees and expenses.